Consolidated Statements of Income (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
REVENUES:
Self-storage rental income	$ 617,578	$ 600,531	$ 1,767,596	$ 1,815,179
Ancillary operating revenue	50,514	43,484	142,731	133,617
Interest and other income	14	17	42	74
TOTAL	668,106	644,032	1,910,369	1,948,870
EXPENSES:
Depreciation	9,016	4,584	20,279	13,602
Operating	289,406	282,151	864,141	903,275
General and administrative	78,572	56,505	271,307	243,694
General partners' incentive management fee	17,439	20,927	59,293	62,781
Property management fee	31,254	32,989	94,580	97,367
TOTAL	425,687	397,156	1,309,600	1,320,719
NET INCOME	242,419	246,876	600,769	628,151
LESS: net income attributable to the non-controlling interest	(20,082)	(18,873)	(50,130)	(53,324)
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP	222,337	228,003	550,639	574,827
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP ALLOCATED TO:
General partners	2,223	2,280	5,506	5,748
Limited partners	220,114	225,723	545,133	569,079
TOTAL	222,337	228,003	550,639	574,827
Weighted average limited partnership units outstanding	30,693	30,693	30,693	30,693
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP PER LIMITED PARTNERSHIP UNIT	$ 7.17	$ 7.35	$ 17.76	$ 18.54